 Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Asia Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated January 10, 2020 to the Prospectus dated August 28, 2019

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated August 28, 2019 (the “Prospectus”). This Supplement relates only to the Funds.

Effective January 9, 2020, Vineet Thodge will no longer serve as a Co-Portfolio Manager of the Funds and will be replaced by Wei Wei Chua. Therefore, the following updates are made to the Funds’ Prospectus:

Under the “Fund Summaries” section of the Prospectus for the Emerging Markets Fund, the “Portfolio Managers” subsection on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

William Malcolm Dorson, Portfolio Manager for the Investment Manager, Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong, and Wei Wei Chua, Portfolio Manager of Mirae Asset Hong Kong, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Dorson has managed the Fund since December 2016; Mr. Chadha has managed the Fund since its inception; and Mr. Chua has managed the Fund since January 9, 2020.

Under the “Fund Summaries” section of the Prospectus for the Asia Fund, the “Portfolio Managers” subsection on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong, and Wei Wei Chua, Portfolio Manager of Mirae Asset Kong Kong, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Chadha has managed the Fund since its inception and Mr. Chua has managed the Fund since January 9, 2020.

The “Emerging Markets Fund” subsection under the “Portfolio Managers” section on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Emerging Markets Fund

Information about William Malcolm Dorson, Rahul Chadha and Wei Wei Chua, the portfolio managers jointly and primarily responsible for the day-to-day management of Emerging Markets Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
William Malcolm Dorson	2016	William Malcolm Dorson is a Portfolio Manager/Senior Investment Analyst focusing on the emerging markets ex-Asia. Prior to joining Mirae Asset, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America. From 2009 to 2011, Mr. Dorson worked at Citigroup, as an Assistant Vice President focusing on asset management for ultra high net worth clients. Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania. Mr. Dorson is based in New York and is fluent in Portuguese.
Rahul Chadha	2010	Rahul Chadha is a Co-Chief Investment Officer of Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.
Wei Wei Chua	2020	Wei Wei Chua is a Portfolio Manager and Senior Investment Analyst for Mirae Asset Hong Kong where he focuses on researching and analyzing companies in the regional industrial, autos and telecom sectors. Prior to joining Mirae Asset in 2014, Mr. Chua was a research associate with Allianz-RCM Asia Pacific Limited from 2009 to 2011 within the global equities team. In 2011, Mr. Chua joined Citigroup Global Markets Asia Limited as a Senior Research Associate covering the China/Hong Kong consumer sector. Mr. Chua holds a Bachelor’s degree (Hons) in Accounting and Finance from the London School of Economics and Political Science. He is a Certified Public Accountant and is fluent in English, Mandarin and Cantonese.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Asia Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated January 10, 2020 to the Statement of Additional Information (“SAI”) dated August 28, 2019

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ SAI dated August 28, 2019.

Effective January 9, 2020, Vineet Thodge will no longer serve as a Co-Portfolio Manager of the Funds and will be replaced by Wei Wei Chua. Therefore, the following updates are made to the Funds’ SAI:

The “Management of Other Funds and Accounts” subsection under the “Portfolio Managers” section on page 23 of the Funds’ SAI, as it relates to the Funds, is being deleted in its entirety and is being replaced with the following:

Management of Other Funds and Accounts. The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of April 30, 2019.

	Number of Other Accounts Managed and Assets by Account Type[1,2]
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Emerging Markets Fund
William Malcolm Dorson	2	$464.89 million	5	$144.57 million	0	$0
Rahul Chadha	2	$118.36 million	12	$924.59 million	1	$209.03 million
Wei Wei Chua	0	$0	9	$659.54 million	1	$222.9 million
Asia Fund
Rahul Chadha	2	$118.36 million	12	$924.59 million	1	$209.03 million
Wei Wei Chua	0	$0	9	$659.54 million	1	$222.9 million

1   None of the portfolio managers managed any accounts or assets that charge performance-based fees as of April 30, 2019.

2   If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

3 Information for Wei Wei Chua is as of December 31, 2019.

4 Wei Wei Chua did not manage any accounts or assets that charged performance-based fees as of December 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Mirae Asset Emerging Markets VIT Fund

(the “Fund”)

Supplement dated January 10, 2020 to the Prospectus dated April 17, 2019, as revised November 11, 2019

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated April 17, 2019, as revised November 11, 2019 (the “Prospectus”). This Supplement relates only to the Fund.

Effective January 9, 2020, Vineet Thodge will no longer serve as a Co-Portfolio Manager of the Fund and will be replaced by Wei Wei Chua. Therefore, the following updates are made to the Fund’s Prospectus:

Under the “Fund Summaries” section of the Prospectus for the Mirae Asset Emerging Markets VIT Fund, the “Portfolio Managers” subsection on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

William Malcolm Dorson, Portfolio Manager for the Investment Manager, Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong, and Wei Wei Chua, Portfolio Manager of Mirae Asset Hong Kong, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Dorson and Mr. Chadha have managed the Fund since its inception; and Mr. Chua has managed the Fund since January 9, 2020.

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The “EM VIT Fund” subsection under the “Portfolio Managers” section on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

EM VIT Fund

Information about William Malcolm Dorson, Rahul Chadha and Wei Wei Chua, the portfolio managers jointly and primarily responsible for the day-to-day management of EM VIT Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
William Malcolm Dorson	2019	William Malcolm Dorson is a Portfolio Manager focusing on the emerging markets ex-Asia. Prior to joining Mirae Asset as an investment analyst in 2015, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America. From 2009 to 2011, Mr. Dorson worked at Citigroup, as an Assistant Vice President focusing on asset management for ultra-high net worth clients. Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania. Mr. Dorson is based in New York and is fluent in Portuguese.
Rahul Chadha	2019	Rahul Chadha is a Co-Chief Investment Officer of Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.
Wei Wei Chua	2020	Wei Wei Chua is a Portfolio Manager and Senior Investment Analyst for Mirae Asset Hong Kong where he focuses on researching and analyzing companies in the regional industrial, autos and telecom sectors. Prior to joining Mirae Asset in 2014, Mr. Chua was a research associate with Allianz-RCM Asia Pacific Limited from 2009 to 2011 within the global equities team. In 2011, Mr. Chua joined Citigroup Global Markets Asia Limited as a Senior Research Associate covering the China/Hong Kong consumer sector. Mr. Chua holds a Bachelor’s degree (Hons) in Accounting and Finance from the London School of Economics and Political Science. He is a Certified Public Accountant and is fluent in English, Mandarin and Cantonese.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Mirae Asset Emerging Markets VIT Fund

(the “Fund”)

Supplement dated January 10, 2020 to the Prospectus dated April 17, 2019, as revised November 11, 2019

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund’s Statement of Additional Information dated April 17, 2019, as revised November 11, 2019 (the “SAI”). This Supplement relates only to the Fund.

Effective January 9, 2020, Vineet Thodge will no longer serve as a Co-Portfolio Manager of the Fund and will be replaced by Wei Wei Chua. Therefore, the following updates are made to the Fund’s SAI:

The “Management of Other Funds and Accounts” subsection under the “Portfolio Managers” section on page 23 of the Funds’ SAI, as it relates to the Fund, is being deleted in its entirety and is being replaced with the following:

Management of Other Funds and Accounts. The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of April 30, 2019.

	Number of Other Accounts Managed and Assets by Account Type[1,2]
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Emerging Markets VIT Fund
William Malcolm Dorson	2	$464.89 million	5	$144.57 million	0	$0
Rahul Chadha	2	$118.36 million	12	$924.59 million	1	$209.03 million
Wei Wei Chua[3,4]	0	$0	9	$659.54 million	1	$222.9 million

1   None of the portfolio managers managed any accounts or assets that charge performance-based fees as of April 30, 2019.

2   If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

3 Information for Wei Wei Chua is as of December 31, 2019.

4 Wei Wei Chua did not manage any accounts or assets that charged performance-based fees as of December 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE